Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
16.1.    Accounting policies
16.1.1    Finite useful life
Intangible assets acquired are measured at cost at the time of their initial recognition. After initial recognition, intangible assets with finite useful lives, generally software, are stated at cost, less accumulated amortization and accumulated impairment losses, where applicable. Intangible assets generated internally, excluding development costs, are not capitalized and the expense is reflected in the statement of operations for the year in which it was incurred.
16.1.2    Indefinite useful life
16.1.2.1 Goodwill
Goodwill was recognized from the business combinations of IntelAzul S.A. and Azul Conecta. Goodwill is tested annually by comparing the carrying amount with the recoverable amount. Management makes judgments and assumptions to assess the impact of macroeconomic and operational changes, in order to estimate future cash flows and measure the recoverable amount of assets.
16.1.2.2 Rights of operations in airports (slots)
In the business combinations of IntelAzul S.A. and Azul Conecta, slots acquired were recognized at their fair values at the acquisition date and not amortized. The estimated useful life of these rights was considered indefinite due to several factors and considerations, including requirements and authorizations for permission to operate in Brazil and limited availability of usage rights at the most important airports in terms of air traffic volume. The carrying amount of these rights is assessed annually.
16.2    Breakdown of intangible assets

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	December 31, 2022

Cost
Goodwill(a)	—	901,417	—	—	901,417
Slots(b)	—	126,547	—	—	126,547
Software	—	748,049	198,525	(58)	946,516
		1,776,013	198,525	(58)	1,974,480
Amortization
Software	17%	(417,975)	(129,982)	—	(547,957)
		(417,975)	(129,982)	—	(547,957)

Total intangible assets, net		1,358,038	68,543	(58)	1,426,523

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Transfers(c)	December 31, 2021

Cost
Goodwill(a)		810,948	134,820	(44,351)	901,417
Slots(b)		82,196	—	44,351	126,547
Software		593,334	152,542	2,173	748,049
		1,486,478	287,362	2,173	1,776,013

Amortization
Software	17%	(316,210)	(101,765)	—	(417,975)
		(316,210)	(101,765)	—	(417,975)

Total intangible assets, net		1,170,268	185,597	2,173	1,358,038

(a)     Goodwill, in the amounts of R$753,502 and R$147,915, arises from the acquisition of IntelAzul S.A. (formerly TRIP Linhas Aéreas S.A.) in 2012 and Conecta (formerly Two Táxi Aéreo Ltda.) in 2020, respectively, and refers to the consideration transferred, less the fair value of assets acquired and liabilities assumed, net.
(b)     As part of the allocation of the purchase price for the acquisition of IntelAzul S.A. (formerly TRIP Linhas Aéreas S.A.) and Conecta (formerly Two Táxi Aéreo Ltda.) the Company recognized the value of operating licenses for certain airport slots, assets with an indefinite useful life.
(c)     Transfers are between the groups of property and equipment, right-of-use assets and intangible assets.
16.3    Impairment of intangible assets without a finite useful life
As of December 31, 2022, the Company performed annual impairment tests, determining the value in use of its cash generating unit through discounted cash flows.
The assumptions used in the impairment tests of goodwill and other intangible assets are consistent with the Company's operating plans and internal projections, prepared for a period of five years. After this period, a perpetuity rate of growth of operating projections is assumed. Assumptions and projections are revised and approved by management. The discounted cash flow that determined the value in use of the cash-generating unit was prepared according to the Company’s business plan approved by the Board of Directors on December 8, 2022.
The following assumptions were considered:
•Fleet and capacity: plan for operational fleet, utilization and capacity of aircraft in each route;
•Passenger revenue: historical revenue per seat per kilometer flown with growth in line with the Company's business plan;
•Operating costs: specific performance indicators by cost line, in line with the Company's business plan, as well as macroeconomic assumptions; and
•Investment needs: aligned with the Company’s business plan.
The macroeconomic assumptions commonly adopted include the Gross Domestic Product (“GDP”) and projections of the US dollar, both obtained from the Focus Report issued by the Central Bank of Brazil, in addition to future kerosene barrel prices and interest rates, obtained from specific Bloomberg disclosures.
The result of the impairment test showed that the estimated recoverable amount is greater than the carrying amount allocated to the cash-generating unit and, therefore no adjustment of the recoverable amount to be recorded at December 31, 2022 was identified, as shown below:

	December 31, 2022		December 31, 2021
Description	Goodwill	Slots	Goodwill	Slots

Carrying amount	901,417	126,547	901,417	126,547
Carrying amount – CGU	9,505,637	—	8,499,312	—
Value in use	19,622,243	2,611,480	35,355,308	2,419,843

Pre-tax discount rate	11.5%	12.5%	9.5%	10.5%
Growth rate in perpetuity	3.0%	3.0%	3.0%	3.0%